OTHER EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
COVID-19 expenses	$ 16.0	$ 27.4
Temporary Suspension Expenses	0.0	16.0
Care and maintenance costs	24.5	18.6
Write-down of assets	4.7	2.5
Consulting costs	0.5	1.5
Changes in asset retirement obligations at closed mines4	40.7	6.1
Restructuring costs	1.0	0.0
Other	4.6	3.9
Other expenses	$ 92.0	$ 76.0